UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Government Money Market Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Government Money Market Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$21	0.43%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$76,167,649
Total Number of Portfolio Holdings	77
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition  (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Government Money Market Fund	PAGE 1	38922-STSIA-0826

Putnam VT Government Money Market Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Government Money Market Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$34	0.68%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$76,167,649
Total Number of Portfolio Holdings	77
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition  (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Government Money Market Fund	PAGE 1	38922-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT Government
Money Market
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Putnam Variable Trust
Financial Highlights
Putnam VT Government Money Market Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
a
............. 0.016 0.039 0.048 0.046 0.013 —
b
Net realized gains (losses) ........... —
b
—
b
— — —
b
—
b
Total from investment operations ........ 0.016 0.039 0.048 0.046 0.013 —
b
Less distributions from:
Net investment income .............. (0.016) (0.039) (0.048) (0.046) (0.013) (—)
b
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
....................... 1.64% 3.95% 4.93% 4.70% 1.29% 0.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.43% 0.44% 0.44% 0.47% 0.48% 0.44%
Expenses net of waiver and payments by
affiliates .......................... 0.43% 0.44%
e
0.44%
e
0.47%
e
0.35%
e,f
0.07%
e,f
Net investment income ............... 3.28% 3.87% 4.81% 4.60% 1.28% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $39,673 $40,960 $42,956 $41,775 $41,354 $40,968
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.001 per share.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancements of certain annualized net yields of the fund. See Note 3(f).

Putnam Variable Trust
Financial Highlights
Putnam VT Government Money Market Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
a
............. 0.015 0.036 0.046 0.043 0.011 —
b
Net realized gains (losses) ........... —
b
—
b
— — —
b
—
b
Total from investment operations ........ 0.015 0.036 0.046 0.043 0.011 —
b
Less distributions from:
Net investment income .............. (0.015) (0.036) (0.046) (0.044) (0.011) (—)
b
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
....................... 1.52% 3.69% 4.67% 4.44% 1.12% 0.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.69% 0.69% 0.72% 0.72% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.69%
e
0.69%
e
0.72%
e
0.51%
e,f
0.07%
e,f
Net investment income ............... 3.03% 3.62% 4.56% 4.35% 1.08% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $36,495 $38,358 $42,850 $37,539 $31,492 $34,424
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.001 per share.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancements of certain annualized net yields of the fund. See Note 3(f).

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Government Money Market Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 69.8%
a
FFCB ,
FRN, 3.71%, (SOFR + 0.09%), 8/17/26 ................................. $ 1,100,000 $ 1,100,000
FRN, 3.785%, (U.S. Federal Funds + 0.155%), 9/16/26 ..................... 265,000 265,035
FRN, 3.68%, (SOFR + 0.06%), 10/05/26 ................................ 1,050,000 1,050,000
FRN, 3.69%, (SOFR + 0.07%), 10/13/26 ................................ 935,000 935,000
FRN, 3.69%, (SOFR + 0.07%), 10/21/26 ................................ 1,000,000 1,000,000
FRN, 3.73%, (SOFR + 0.11%), 4/22/27 ................................. 675,000 675,000
FRN, 3.715%, (SOFR + 0.095%), 4/29/27 ............................... 635,000 635,000
FRN, 3.69%, (SOFR + 0.07%), 7/01/27 ................................. 385,000 385,000
FRN, 3.705%, (SOFR + 0.085%), 3/13/28 ............................... 125,000 125,000
6,170,035
FHLB ,
b
3.546%, 7/02/26 ................................................... 800,000 799,921
b
3.551%, 7/17/26 ................................................... 1,200,000 1,198,109
b
3.551%, 7/24/26 ................................................... 800,000 798,189
b
3.556%, 7/31/26 ................................................... 800,000 797,637
b
3.664%, 8/06/26 ................................................... 770,000 767,190
b
3.619%, 8/07/26 ................................................... 827,000 823,936
b
3.631%, 8/26/26 ................................................... 825,000 820,367
b
3.657%, 12/14/26 .................................................. 1,650,000 1,622,664
b
3.697%, 12/21/26 .................................................. 785,000 771,306
b
3.677%, 1/15/27 ................................................... 800,000 784,160
b
3.68%, 1/21/27 ................................................... 775,000 759,190
a
FRN, 3.695%, (SOFR + 0.075%), 11/27/26 ............................... 935,000 935,000
a
FRN, 3.68%, (SOFR + 0.06%), 1/29/27 ................................. 800,000 800,000
a
FRN, 3.72%, (SOFR + 0.1%), 3/16/27 .................................. 900,000 900,000
a
FRN, 3.69%, (SOFR + 0.07%), 6/24/27 ................................. 350,000 350,000
a
FRN, 3.725%, (SOFR + 0.105%), 1/13/28 ............................... 800,000 800,000
a
FRN, 3.735%, (SOFR + 0.115%), 2/17/28 ................................ 800,000 800,000
14,527,669
a
FHLMC ,
FRN, 3.76%, (SOFR + 0.14%), 10/16/26 ................................ 950,000 950,095
FRN, 3.7%, (SOFR + 0.08%), 1/08/27 .................................. 900,000 900,009
FRN, 3.715%, (SOFR + 0.095%), 5/05/27 ............................... 500,000 500,000
2,350,104
a
FNMA ,
FRN, 3.74%, (SOFR + 0.12%), 7/29/26 ................................. 450,000 450,014
FRN, 3.76%, (SOFR + 0.14%), 12/11/26 ................................. 900,000 900,220
FRN, 3.705%, (SOFR + 0.085%), 3/06/28 ............................... 150,000 150,000
1,500,234
b
U.S. Treasury Bills ,
3.62%, 7/02/26 ................................................... 850,000 849,915
3.592%, 7/07/26 ................................................... 800,000 799,521
3.638%, 7/09/26 ................................................... 825,000 824,334
3.605%, 7/14/26 ................................................... 800,000 798,960
3.625%, 7/16/26 ................................................... 800,000 798,793
3.617%, 7/21/26 ................................................... 850,000 848,295
3.618%, 7/23/26 ................................................... 800,000 798,235
3.645%, 7/28/26 ................................................... 800,000 797,819
3.628%, 8/04/26 ................................................... 850,000 847,098
3.615%, 8/11/26 ................................................... 825,000 821,618
2.05%, 8/13/26 ................................................... 750,000 746,782
3.643%, 8/18/26 ................................................... 825,000 821,013
3.618%, 8/20/26 ................................................... 750,000 746,250

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Government Money Market Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
b
U.S. Treasury Bills, (continued)
3.63%, 8/25/26 ................................................... $ 800,000 $ 795,588
3.643%, 9/01/26 ................................................... 775,000 770,168
3.63%, 9/08/26 ................................................... 750,000 744,818
3.666%, 9/10/26 ................................................... 375,000 372,308
3.662%, 9/17/26 ................................................... 800,000 793,703
3.62%, 9/22/26 ................................................... 775,000 768,585
3.662%, 9/24/26 ................................................... 800,000 793,143
3.663%, 9/29/26 ................................................... 800,000 792,740
3.69%, 10/01/26 ................................................... 775,000 767,673
3.671%, 10/06/26 .................................................. 735,000 727,801
3.652%, 10/08/26 .................................................. 825,000 816,799
3.705%, 10/13/26 .................................................. 760,000 751,953
3.713%, 10/20/26 .................................................. 760,000 751,400
3.817%, 10/27/26 .................................................. 770,000 760,485
3.635%, 10/29/26 .................................................. 800,000 790,427
3.658%, 11/05/26 .................................................. 800,000 789,812
3.666%, 11/12/26 .................................................. 800,000 789,235
3.669%, 11/19/26 .................................................. 750,000 739,381
3.708%, 11/27/26 .................................................. 800,000 787,914
3.726%, 12/03/26 .................................................. 385,000 378,925
3.755%, 12/10/26 .................................................. 375,000 368,773
3.747%, 12/17/26 .................................................. 775,000 761,611
3.913%, 12/24/26 .................................................. 800,000 784,981
3.582%, 3/18/27 ................................................... 800,000 779,864
3.775%, 5/13/27 ................................................... 800,000 774,369
28,651,089
Total U.S. Government and Agency Securities (Cost $53,199,131) .................
53,199,131
Repurchase Agreements 31.7%
c
Joint tri-party repurchase agreement with Banc of America Securities LLC, 3.65%,
7/01/26 (Maturity Value $2,144,622)
Collateralized by Agency Mortgage-Backed Securities, 2.5% - 7%, 11/20/29 - 6/20/56
(valued at $2,187,293) .............................................. 2,144,405 2,144,405
c
Joint tri-party repurchase agreement with Bank of Montreal, 3.64%, 7/01/26 (Maturity
Value $2,194,593)
Collateralized by U.S. Treasury Notes, 3.625%, 3/31/28 - 8/31/29 (valued at
$2,238,486) ...................................................... 2,194,371 2,194,371
c
Joint tri-party repurchase agreement with BNP Paribas Securities Corp., 3.65%,
7/01/26 (Maturity Value $2,590,276)
Collateralized by Agency Mortgage-Backed Securities, 1.8% - 7.5%, 7/1/28 - 6/1/56,
U.S. Treasury Bills, 0% , 12/10/2026, U.S. Treasury Bonds, 2.125% - 2.375%,
2/15/2054 - 2/15/2056 and U.S. Treasury Notes, 0.375% - 4.125%, 1/15/27 - 4/15/28
(valued at $2,642,082) .............................................. 2,590,013 2,590,013
c
Joint tri-party repurchase agreement with Citigroup Global Markets, Inc., 3.65%,
7/01/26 (Maturity Value $2,561,661)
Collateralized by Agency Mortgage-Backed Securities, 4% - 6%, 11/15/31 - 1/20/48,
U.S. Treasury Bonds, 3.375% - 4.75%, 2/15/2045 - 11/15/2048 and U.S. Treasury
Notes, 4.125%, 6/15/29 - 8/31/30 (valued at $2,612,629) .................... 2,561,401 2,561,401
c
Joint tri-party repurchase agreement with HSBC Securities USA, Inc., 3.65%, 7/01/26
(Maturity Value $5,486,483)
Collateralized by Agency Mortgage-Backed Securities, 1.5% - 7%, 12/1/29 - 5/1/56
(valued at $5,595,645) .............................................. 5,485,927 5,485,927
c
Joint tri-party repurchase agreement with Royal Bank of Canada, 3.65%, 7/01/26
(Maturity Value $1,097,297)
Collateralized by U.S. Treasury Bonds, 1.25% - 4.75%, 5/15/2040 - 11/15/2055 and
U.S. Treasury Notes, 3.75%, 6/30/27 (valued at $1,119,129) .................. 1,097,185 1,097,185

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Government Money Market Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
Repurchase Agreements
(continued)
d
Tri-party repurchase agreement with Goldman Sachs & Co. LLC, 3.65%, 7/01/26
(Maturity Value $8,036,815)
Collateralized by Agency Mortgage-Backed Securities, 2%, 1/20/52 (valued at
$8,196,721) ...................................................... $ 8,036,000 $ 8,036,000
Total Repurchase Agreements (Cost $24,109,302) ...............................
24,109,302
Total Short Term Investments (Cost $77,308,433) ................................
77,308,433
a
Total Investments (Cost $77,308,433) 101.5% ...................................
$77,308,433
Other Assets, less Liabilities (1.5)% ...........................................
(1,140,784)
Net Assets 100.0% ...........................................................
$76,167,649
See Abbreviations on page 16 .
a
The coupon rate shown represents the rate at period end.
b
The rate shown represents the yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.
d
See Note 1(b) regarding repurchase agreement.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Government
Money Market
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $53,199,131
Cost - Unaffiliated repurchase agreements ...................................................... 24,109,302
Value - Unaffiliated issuers .................................................................. $53,199,131
Value - Unaffiliated repurchase agreements ...................................................... 24,109,302
Receivables:
Capital shares sold ........................................................................ 680,528
Dividends and interest ..................................................................... 85,162
Prepaid expenses .......................................................................... 27,977
Total assets .......................................................................... 78,102,100
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,476,288
Capital shares redeemed ................................................................... 374,874
Management fees ......................................................................... 15,974
Administrative fees ........................................................................ 418
Distribution fees .......................................................................... 7,364
Transfer agent fees ........................................................................ 9,271
Trustees' fees and expenses ................................................................. 45,905
Accrued expenses and other liabilities ........................................................... 4,357
Total liabilities ......................................................................... 1,934,451
Net assets, at value ................................................................. $76,167,649
Net assets consist of:
Paid-in capital ............................................................................. $76,159,194
Total distributable earnings (losses) ............................................................. 8,455
Net assets, at value ................................................................. $76,167,649

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Government
Money Market
Fund
Class IA:
Net assets, at value ....................................................................... $39,672,614
Shares outstanding ........................................................................ 39,667,081
Net asset value per share
a
.................................................................. $1.00
Class IB:
Net assets, at value ....................................................................... $36,495,035
Shares outstanding ........................................................................ 36,492,100
Net asset value per share
a
.................................................................. $1.00
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Government
Money Market
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $1,442,728
Expenses:
Management fees (Note 3 a ) ................................................................... 99,949
Administrative fees (Note 3 b ) .................................................................. 598
Distribution fees: (Note 3c )
Class IB ................................................................................ 45,771
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 14,534
Class IB ................................................................................ 12,947
Custodian fees ............................................................................ 76
Reports to shareholders fees .................................................................. 9,951
Professional fees ........................................................................... 23,467
Trustees' fees and expenses (Note 3 e ) ........................................................... 1,523
Other .................................................................................... 4,197
Total expenses ......................................................................... 213,013
Net investment income ................................................................ 1,229,715
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,482
Net increase (decrease) in net assets resulting from operations .......................................... $1,231,197

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Government Money Market Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,229,715 $3,138,838
Net realized gain (loss) ................................................. 1,482 6,972
Net increase (decrease) in net assets resulting from operations ................ 1,231,197 3,145,810
Distributions to shareholders:
Class IA ............................................................ (674,482) (1,689,323)
Class IB ............................................................ (555,233) (1,454,581)
Total distributions to shareholders .......................................... (1,229,715) (3,143,904)
Capital share transactions: (Note 2 )
Class IA ............................................................ (1,287,696) (1,997,624)
Class IB ............................................................ (1,863,384) (4,492,682)
Total capital share transactions ............................................ (3,151,080) (6,490,306)
Net increase (decrease) in net assets ................................... (3,149,598) (6,488,400)
Net assets:
Beginning of period ..................................................... 79,317,247 85,805,647
End of period .......................................................... $76,167,649 $79,317,247

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Government Money Market Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam VT Government Money Market Fund (Fund) is
included in this report. Shares of the Fund are generally
sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class IA and Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Trust's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at period end, as
indicated in the Schedule of Investments, had been entered
into on June 30, 2026.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income

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Notes to Financial Statements (unaudited)

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Putnam VT Government Money Market Fund
(continued)
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each
class. Differences in per share distributions by class are
generally due to differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Class IA Shares:
Shares sold ............................................................ $12,469,821 $20,720,522
Shares issued in reinvestment of distributions ................................... 674,482 1,689,005
Shares redeemed ........................................................ (14,431,999) (24,407,151)
Net increase (decrease) ................................................... $(1,287,696) $(1,997,624)
Class IB Shares:
Shares sold ............................................................ $2,194,915 $5,075,621
Shares issued in reinvestment of distributions ................................... 555,233 1,453,789
Shares redeemed ........................................................ (4,613,532) (11,022,092)
Net increase (decrease) ................................................... $(1,863,384) $(4,492,682)
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Government Money Market Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.257% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.440% of the first $5 billion,
0.390% of the next $5 billion,
0.340% of the next $10 billion,
0.290% of the next $10 billion,
0.240% of the next $50 billion,
0.220% of the next $50 billion,
0.210% of the next $100 billion and
0.205% of any excess thereafter.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Government Money Market Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the
Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Advisers at any time without notice. For the reporting period, the fund’s expenses were not reduced as a result of this limit.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Government Money Market Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
At June 30, 2026, the cost of investments for book and income tax purposes was the same.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At June 30, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Government Money Market Fund
(continued)
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

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Putnam VT Government Money Market Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
At the Board’s June 2025 meeting, the Board considered that Talcott Resolution Life Insurance Company and Talcott
Resolution Life and Annuity Insurance Company (collectively, “Talcott”) received an exemptive order (the “Order”) from the
Securities and Exchange Commission (“SEC”) that allows Talcott’s separate accounts to substitute their current non-Putnam variable insurance product underlying funds with specified funds (the “Replacement Funds”) of Putnam Variable Trust
(“PVT”) (each, a “Substitution”)
1
. The Trustees considered that, subject to successful completion of Talcott’s Substitution process, the Advisor has agreed to a new fund-specific expense limitation arrangement for your fund, pursuant to which the
Advisor will waive fees and/or reimburse expenses for your fund to the extent necessary to limit total annual fund operating expenses of your fund to not exceed an annual rate of 0.36% of your fund’s average net assets. This expense limitation arrangement includes investor servicing fees. This expense limitation will be in addition to the other existing expense limitation arrangements and will continue to remain in place indefinitely for the life of the affected variable annuity contracts funded through Talcott’s separate accounts following the Substitution.
1
The Trustees approved PVT’s participation as an applicant in Talcott’s SEC application for an exemptive order, primarily to obtain relief under Section 17(a) of the Investment
Company Act of 1940 to permit in
-
kind transactions in connection with the planned Substitution of certain unaffiliated underlying funds with Replacement Funds of PVT and other funds among the Franklin Templeton complex
.

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The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally

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provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – U.S. Government Money Market Funds) for the
one-year, three-year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2025, there were 57 funds in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
One-year period Three-year period Five-year period
2nd 2nd 2nd

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38922-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026